Condensed financial information of the parent company (unaudited) (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,060,160	$ 5,101,828	$ 2,442,375
Adjustments to reconcile net income to cash used in operating activities:
Net cash used in operating activities	1,530,698	6,321,227	(1,162,798)
CASH, beginning of year	3,509,420
CASH, end of year	1,682,526	3,509,420
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	3,998,274	4,847,357	2,604,587
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(3,998,274)	(4,847,357)	(2,604,587)
Net cash used in operating activities
CHANGES IN CASH
CASH, beginning of year
CASH, end of year